                           ING VARIABLE PRODUCTS TRUST
                          ING VP CONVERTIBLE PORTFOLIO
                      ING VP DISCIPLINED LARGECAP PORTFOLIO
               (FORMERLY ING VP RESEARCH ENHANCED INDEX PORTFOLIO)
                       ING VP FINANCIAL SERVICES PORTFOLIO
                      ING VP GROWTH OPPORTUNITIES PORTFOLIO
                         ING VP GROWTH + VALUE PORTFOLIO
                        ING VP HIGH YIELD BOND PORTFOLIO
                         ING VP INTERNATIONAL PORTFOLIO
                      ING VP INTERNATIONAL VALUE PORTFOLIO
                            ING VP MAGNACAP PORTFOLIO
                      ING VP MIDCAP OPPORTUNITIES PORTFOLIO
                     ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
                        ING VP LARGECAP GROWTH PORTFOLIO
                 ING VP INTERNATIONAL SMALLCAP GROWTH PORTFOLIO

                        Supplement Dated January 9, 2004
                         To ING Variable Products Trust
                       Statement of Additional Information
                                Dated May 1, 2003

(1) Effective January 8, 2004, ING MagnaCap Fund may invest up to 20% of its total net assets in certain foreign securities, including American Depository Receipts ("ADRs"). To reflect this change, footnote 4 to the investments chart that begins on page 10 of the SAI is hereby amended to read:

         The VP MagnaCap Portfolio may invest up to 20% of its assets in foreign securities.

(2) The "Services of the Investment Adviser and Administrator" section beginning on page 55 of the Statement of Additional Information ("SAI") is revised as follows:

a) The first paragraph of the section entitled "Services of the Investment Adviser and Administrator" on page 55 of the SAI is replaced in its entirety with the following:

         The investment adviser for the ING Portfolios is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Investment Adviser, subject to the authority of the Trustees of the Portfolios, has the overall responsibility for the management of each Portfolio's investment portfolio subject to delegation of certain responsibilities to other investment advisers (each a "Sub-Adviser" and collectively, "Sub-Advisers"): Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser to the ING VP Convertible Portfolio, ING VP Disciplined LargeCap Portfolio (Formerly ING VP Research Enhanced Index Portfolio), ING VP Financial Services Portfolio, ING VP Growth Opportunities Portfolio, ING VP High Yield Bond Portfolio, ING VP International Portfolio, ING VP International Value Portfolio, ING VP MagnaCap Portfolio, ING VP MidCap Opportunities Portfolio and ING VP SmallCap Opportunities Portfolio; Nicholas-Applegate Capital Management ("Nicholas-Applegate") as the Sub-Adviser for the ING VP International SmallCap Growth Portfolio; and Wellington Management Company, LLP ("Wellington") as the Sub-Adviser to the ING VP LargeCap Growth Portfolio. The Investment Adviser is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING) ("ING Groep N.V."). ING Groep N.V. is a global financial institution active in the
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         field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

b) The following is added after the thirteenth paragraph of the section entitled "Services of the Investment Adviser and Administrator" on page 56 of the SAI:

         Prior to August 1, 2003, the ING VP Convertible Portfolio, ING VP Financial Services Portfolio, ING VP Growth Opportunities Portfolio, ING VP High Yield Bond Portfolio, ING VP International Portfolio, ING VP International Value Portfolio, ING VP MagnaCap Portfolio, ING VP MidCap Opportunities Portfolio and ING VP SmallCap Opportunities Portfolio were directly managed by the Investment Adviser. ING has undertaken an internal reorganization that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the sub-adviser to the ING VP Convertible Portfolio, ING VP Financial Services Portfolio, ING VP Growth Opportunities Portfolio, ING VP High Yield Bond Portfolio, ING VP International Portfolio, ING VP International Value Portfolio, ING VP MagnaCap Portfolio, ING VP MidCap Opportunities Portfolio and ING VP SmallCap Opportunities Portfolio. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Portfolios. As a result of this integration plan the operational and supervisory functions of the Portfolios' Investment Management Agreements will be separated from the portfolio management functions related to the Portfolios, with the former continuing to be provided by the Investment Adviser and the latter provided by ING Aeltus. The portfolio management personnel for these Portfolios did not change as a result of this internal reorganization.

c) The following replaces the fourteenth paragraph of the section entitled "Services of the Investment Adviser and Administrator" on page 57 of the SAI:

         In connection with their deliberations relating to each Portfolio's current Investment Advisory Agreement and Sub-Advisory Agreements with Nicholas-Applegate and Wellington, the Board of Trustees considered information that had been provided by ING Investments and the Sub-Adviser. In considering the Investment Advisory Agreements and Sub-Advisory Agreement, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Advisory Agreement included, but were not limited to, the following: (1) the performance of the Portfolios; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Advisory Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by each Portfolio and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Portfolios. The Board of Trustees also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.

         The factors considered by the Board in reviewing the Sub-Advisory Agreement with ING Aeltus included, but were not limited to, the following: (1) the centralization of asset managers will allow ING to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization will facilitate more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within
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         one entity will permit certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and
         (4) the reorganization can help ING Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio mangers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which might result from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) that the nature and quality of the services to be provided by ING Aeltus including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual funds advised by ING Aeltus; (3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided; (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization will enable ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus will be paid by the Adviser and not directly by the Portfolio. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that will be provided to the sub-advised Portfolios. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the best interests of the Trust and its shareholders.

d) The following is added after the second paragraph of the section entitled "Services of the Sub-Advisers" on page 61 - 63 of the SAI:

         Pursuant to a Sub-Advisory Agreement dated August 1, 2003 between the Investment Adviser and ING Aeltus, ING Aeltus serves as Sub-Adviser to the ING VP Convertible Portfolio, ING VP Disciplined LargeCap Portfolio, ING VP Financial Services Portfolio, ING VP Growth Opportunities Portfolio, ING VP High Yield Bond Portfolio, ING VP International Portfolio, ING VP International Value Portfolio, ING VP MagnaCap Portfolio, ING VP MidCap Opportunities Portfolio and the ING VP SmallCap Opportunities Portfolio. In this capacity, ING Aeltus, subject to the supervision and control of the Investment Adviser and the Trustees of the Portfolios, on behalf of the Portfolios, manages each Portfolio's investment portfolio consistently with each Portfolio's investment objective, and executes any of the Portfolios' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Investment Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus is a wholly owned subsidiary of ING Groep N.V. As compensation for its services, ING Investments will pay ING Aeltus the following sub-advisory fees:

     Portfolio                                       Sub-Advisory Fee
     ---------                                       ----------------
     ING VP Convertible Portfolio                    0.3375% of the Portfolio's average daily net assets

     ING VP Disciplined LargeCap Portfolio           0.3375% of the first $250 million of the Portfolio's
     (Formerly ING VP Research Enhanced              average daily net assets; 0.3150% of the next $250 million
      Index Portfolio)                               of the Portfolio's average daily net assets; 0.2925% of the next $250 million of the Portfolio's average daily net
                                                     assets; 0.2700% of the next $250 million of the Portfolio's average daily net assets; and 0.2475% of the Portfolio's
                                                     average daily net assets in excess of $1 billion.

     ING VP Financial Services Portfolio             0.3375% of the Portfolio's average daily net assets

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
     ING VP Growth Opportunities Portfolio           0.3375% of the Portfolio's average daily net assets

     ING VP High Yield Bond Portfolio                0.3375% of the first $250 million of the Portfolio's
                                                     average daily net assets; 0.3150% of the next $250 million of the Portfolio's average daily net assets; 0.2925% of the next $250 million of the Portfolio's average daily net
                                                     assets; 0.2700% of the next $250 million of the Portfolio's average daily net assets; and 0.2475% of the Portfolio's
                                                     average daily net assets in excess of $1 billion.

     ING VP International Value Portfolio            0.4500% of the Portfolio's average daily net assets

     ING VP MagnaCap Portfolio                       0.3375% of the Portfolio's average daily net assets

     ING VP MidCap Opportunities Portfolio           0.3375% of the Portfolio's average daily net assets

     ING VP SmallCap Opportunities                   Portfolio 0.3375% of the first $250 million of the
                                                     Portfolio's average daily net assets; 0.3150% of the
                                                     next $250 million of the Portfolio's average daily
                                                     net assets; 0.2925% of the next $250 million of the
                                                     Portfolio's average daily net assets; 0.2700% of the
                                                     next $250 million of the Portfolio's average daily
                                                     net assets; and 0.2475% of the Portfolio's average
                                                     daily net assets in excess of $1 billion.

This Supplement supercedes the Supplements dated September 11, 2003 and August 13, 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE